Financial liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Lease liabilities – Short term	1,146	962
Repayable BPI loan advances – Short term	400	500
PGE*	2,622	2,632
EIB loan – Short term	5,804	467
Total current financial liabilities	9,972	4,560
Lease liabilities – Long term	4,107	4,568
Repayable BPI loan advances – Long term	2,152	2,258
PGE*	5,251	6,495
EIB loan – Long term	32,518	35,287
Total non-current financial liabilities	44,029	48,608
Total financial liabilities	54,001	53,169
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

Lease Liabilities

Lease liabilities correspond to the discounted amount of the rentals to be paid over the lease terms for all outstanding contracts falling within the scope of IFRS 16. For the period presented, the main contracts relate to the buildings rented in Paris and in Villejuif. Note 12.2 Lease liabilities below presents the lease liability and the related liability increases or decreases recorded during the period.

Repayable BPI loan advances

The Company received repayable advances from Banque Publique d’Investissement (“Bpifrance”, formerly known as “OSEO Innovation”). Some of the advances are interest-free and are fully repayable in the event of technical and/or commercial success.

The other advances bear 1.56% interest. The amount to be reimbursed corresponds to the amount received to date, €2.1 million, increased by the interest amount (see Note 12.1).

In June 2020, Curadigm SAS obtained a €500 thousand conditional advance from Bpifrance, €350 thousand of which was received at the signature date. The remaining €150 thousand were released by Bpifrance after the completion of the project in October 2022, and the funds were received in January 2023.

PGE loan (“Prêts Garantis par l’Etat”)

The Company announced in June 2020 that it has received approval for financing from both HSBC and Bpifrance for €5 million each in the form of state-guaranteed loans (“Prêts Garantis par l’Etat”, or “PGE” in France).
This loan is booked at amortized cost using an effective interest rate of 0.31%. Reimbursement of the loan started in September 2022 and will continue through mid-2026.

As of June 30, 2023, €0.6 million was repaid on the HSBC PGE loan.

On July 10, 2020, the Company entered into the second €5 million PGE loan with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a 6-year term and is 90% guaranteed by the French State. Starting after its first year anniversary, the Bpifrance PGE loan bears an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan is being reimbursed in 20 quarterly installments as from October 31, 2021 through July 26, 2026.

As of June 30, 2023, €0.68 million was repaid on the Bpifrance PGE loan.
EIB loan

In July 2018, the Company obtained a fixed rate and royalties-based loan from the EIB. Initially the loan could reach a maximum amount of €40 million, divided in three tranches. However, the conditions required to draw upon the third tranche of €10 million were not met and the Company is no longer able to request this final tranche.

Pursuant to the Amendment Agreement signed on October 18, 2022 (see description of the agreement in Note 4.3 Financing agreement with the European Investment Bank (“EIB”)), the Company determined that the modifications of the agreement were substantial and is to be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability in accordance with IFRS 9 as of December 31, 2022.

Accordingly, at the Amendment Agreement date, the Company estimated the fair value of the new debt which required determining the present value of estimated discounted future cash flows using an average interest rate representing the prevailing market conditions at the restructuring date. The estimation involved projecting debt cash outflows indexed on annual sales turnover relating to NBTXR3 through specific Company’s license agreement is included in the Business Plan as determined by the company's Strategy direction.

At inception the fair value of the new liability was €34.4 million based on an average discount interest rate of 21.3%. This financial liability is subsequently measured at amortized cost using an effective interest rate (“EIR”) of 21.3%.

As of June 30, 2023, the Company accounted for the debt at amortized cost using the original EIR and adjusting the estimated debt outflows in accordance with the revised forecasts of annual sales turnover relating to NBTXR3 through specific Company’s license agreement(value and timing),

The debt outflows are subject to adjustments depending on:
•advanced payments (upfront or milestone) that the Company may receive as a result of the signature of a partnership (which can lead to earlier payments of Milestones or earlier/adjusted payments of PIK interests),
•the applicable duration of the loan (which can impact the level of interest),
•the annual sales turnover relating to NBTXR3 through the Company’s license agreement made through license agreement (which drive the level of royalties due to EIB) and
•the commercialization date (which trigger the beginning of the royalty calculation period)

The update of the forecasts of debt outflows resulted in a P&L catch-up impact of €0.8 million for the six months ended June 30, 2023 mostly due to certain cash outflows which are later than determined as of December 2022, in accordance with the license agreement signed with Janssen. (See Note 23 Subsequent events).

The EIB loan amounts to €38.3 million as of June 30, 2023 compared to €35.8 million as of December 31, 2022. The increase of €2.6 million over the six months ended June 30 2023 comprises:
•interest expenses accrual for an amount of €3.6 million;
•the payment of €233 thousand in accordance with the repayment schedule; and
•a finance income of €0.8 million corresponding to a catch-up impact due to debt outflow adjustments.

As of June 30, 2023 the fair value of the debt is estimated at €41.1 million. The Company estimated the fair value of the debt using the same methodology as the one performed at renegotiation date. In doing, so the Company kept the same assumption of CCC credit rating. However, essentially because of a decrease in spreads observed as of June 30, 2023 (compared with October and December 2022), the estimated fair market rate was estimated at 19.3%
12.1 CONDITIONAL ADVANCE, BANK LOAN AND LOANS FROM GOVERNMENT AND PUBLIC
AUTHORITIES

The tables below show the detail of liabilities recognized on the statements of financial position by type of conditional advances and loans from government and public authorities.

Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2022	2,316	125	317	35,754	38,512
Principal received	—	—	150	—	150
Impact of discounting, accretion and catch-up impact	8	—	(32)	(809)	(833)
Accumulated fixed and variable interest expense accrual	17	—	—	3,611	3,628
Repayment	(225)	(125)	—	(233)	(583)
As of June 30, 2023	2,116	—	435	38,322	40,874

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2022	4,409	4,717	9,126
Impact of discounting and accretion	—	(3)	(3)
Accumulated fixed interest accrual	17	49	66
Repayment	(640)	(676)	(1,316)
As of June 30, 2023	3,786	4,087	7,873

12.2 LEASE LIABILITIES

The table below shows the detail of changes in lease liabilities recognized in the statement of consolidated financial position over the six-month period ended June 30, 2023:

(in thousands of euros)	Lease liabilities
As of December 31, 2022	5,530
New lease contracts	8
Impact of discounting of the new lease contracts	—
Fixed interest expense	—
Accumulated variable interest expense accrual	103
Repayment of lease	(389)
As of June 30, 2023	5,253
12.3 DUE DATES OF THE FINANCIAL LIABILITIES

The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interests are as follows:

	As of June 30, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	325	1,292	595	—	2,212
Interest-free Bpifrance loan	—	—	—	—	—
Curadigm interest-free Bpifrance advance	75	200	225	—	500
HSBC “PGE” (1)	1,291	2,545	—	—	3,836
Bpifrance “PGE” (1)	1,331	2,577	314	—	4,222
EIB fixed rate loan	6,154	9,050	22,024	22,325	59,553
Lease liabilities	1,146	2,291	1,526	777	5,740
Total	10,322	17,955	24,685	23,102	76,064
(1) The Company plans to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026)..

	As of December 31, 2022
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	300	1,300	837	—	2,437
Interest-free Bpifrance loan	125	—	—	—	125
Curadigm interest-free Bpifrance advance	75	200	75	—	350
HSBC “PGE” (1)	1,287	2,557	631	—	4,475
Bpifrance “PGE” (1)	1,345	2,605	948	—	4,898
EIB fixed rate loan	467	7,630	30,184	19,869	58,150
Lease liabilities	962	2,292	1,904	971	6,129
Total	4,560	16,584	34,579	20,840	76,563
(1) The Company plans to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).

The long-term debt obligations indicated above relate to the due fixed rate interests and principal payable on repayable advances, the interest-free Bpifrance loan, EIB loan, PGE loans and the lease liabilities. These amounts do not include the discounting impact, but only reflect the committed amounts under those contracts as of June 30, 2023.

The outstanding balance of the EIB loan included in the table above was €59.6 million as of June 30, 2023, including €14.2 million of total fixed rate interest to be paid over the term of the loan, out of which €5.9 million to be paid at short term and €20 million of milestones payable into three instalments (€0.3 million in 2023, €8.1 million in 2025 and €11.6 million in 2026). The balance in the table above does not include €36.8 million of estimated variable rate interest (royalties), based on the consolidated forecasted sales expected to be generated by the Company or its partners, according the EIB finance contract definition, during the six-year period beginning upon NBTXR3 commercialization (see Notes 4.3 Financing agreement with the EIB and 12.1 Conditional advance, bank loan and loans from government and public authorities).